Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Jun. 06, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net income	$ 6,736	$ 34,980	$ 28,353	$ 8,350
Other comprehensive income
Foreign currency translation adjustments	(16)		(45)	1,646
Successor [Member]
Net income		34,980
Other comprehensive income
Foreign currency translation adjustments
Total Comprehensive Income		34,980
Comprehensive loss attributable to noncontrolling interest		(163)
Comprehensive income attributable to stockholder interest		$ 35,143
Predecessor [Member] | NPS Holdings Limited [Member]
Net income	6,736		28,353	8,350
Other comprehensive income
Foreign currency translation adjustments	(16)		(45)	1,646
Total Comprehensive Income	6,720		28,308	9,996
Comprehensive loss attributable to noncontrolling interest	(881)		(2,273)	(193)
Comprehensive income attributable to stockholder interest	$ 7,601		$ 30,581	$ 10,189